Commitments and Contingencies (Details) - USD ($)		6 Months Ended		11 Months Ended	12 Months Ended
	Sep. 02, 2021	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2022
Commitments and Contingencies (Details) [Line Items]
Operating bank account		$ 860,000			$ 860,000
Professional fees paid		60,000.00			60,000.00
Additional amount					100,000
Formation and operating costs					120,000
Operating costs		60,000.00	$ 60,000.00	$ 30,000
Refund amount		100,000
Outstanding amount					160,000
Over funding					100,000
Paid amount		50,000.00	30,000.00
Accrued amount		10,000.00	$ 30,000.00
Business combination fee paid for services		$ 5,300,000
Gross proceeds percentage		3.00%
Additional fee payable		$ 200,000
Sponsor [Member]
Commitments and Contingencies (Details) [Line Items]
Total amount of cash		$ 10,000			$ 10,000
Business Combination Marketing Agreement [Member]
Commitments and Contingencies (Details) [Line Items]
Business combination marketing agreement description	The Company will pay EarlyBirdCapital and Sova Capital a cash fee for such services upon the consummation of a Business Combination of $4.50 million (or $5.23 million if the underwriters’ over-allotment is exercised in full) that equals to 3.0% of the gross proceeds of Initial Public Offering (exclusive of any applicable finders’ fees which might become payable).